Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2022
Bank Of Nova Scotia Chile SA [Member]
Disclosure of noncontrolling interests [Line Items]
Percentage increase in ownership interest in subsidiaries	16.80%